    As filed with the Securities and Exchange Commission on January 24, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

/X/   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Investment Company Act File No. 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of Registrant as specified in Charter)

                Address (Address of principal executive offices)

                               123 N. WACKER DRIVE
                                   28TH FLOOR
                                CHICAGO, IL 60606
       Registrant's Telephone Number, including Area Code: (312-881-6500)

                                  STEVEN ZORIC
                               123 N. WACKER DRIVE
                                   28TH FLOOR
                                CHICAGO, IL 60606
                     (Name and address of agent for service)

                          Copies of Communications to:

                            MICHAEL S. CACCESE, ESQ.
                              MARK P. GOSHKO, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                                 75 STATE STREET
                                BOSTON, MA 02109

                                EXPLANATORY NOTE

      This Registration Statement of Man-Glenwood Lexington Associates Portfolio, LLC has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, interests in the Registrant have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement of Man-Glenwood Lexington Associates Portfolio, LLC does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in the Registrant.

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement of Man-Glenwood Lexington Associates Portfolio, LLC contains the following documents:

      Facing Sheet

      Explanatory Note

      Contents of Registration Statement

      Part A

      Part B

      Part C

      Signature Page

      Exhibits

                                     PART A

      Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

      Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from Amendment No. 1 to the Registration Statement on Form N-2 of Man-Glenwood Lexington, LLC ("Lexington") (1933 Act File No. 333-97919 and 1940 Act File No. 811-21173), as
filed with the Securities and Exchange Commission (the "SEC") on January 23, 2003 ("Lexington's Registration Statement on Form N-2").

ITEM 3. FEE TABLE AND SYNOPSIS.

      Not Applicable.

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT.

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on September 24, 2002. Interests in the Portfolio Company are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Portfolio Company may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended (the "Code"), or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

      Information on the Portfolio Company's investment objective, the kinds of securities in which the Portfolio Company principally invests, other investment practices of the Portfolio Company and the risk factors associated with investments in the Portfolio Company are incorporated herein by reference from the sections titled "Investment Program" and "Risk Factors" in Lexington's prospectus included in Lexington's Registration Statement on Form N-2.

ITEM 9. MANAGEMENT.

      A description of how the business of the Portfolio Company is managed is incorporated herein by reference from the section titled "Management of Lexington and the Portfolio Company" in Lexington's prospectus included in Lexington's Registration Statement on Form N-2. The following list identifies the specific sections of Lexington's prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)      Management of Lexington and the Portfolio Company - General

Item 9.1(b)      Management of Lexington and the Portfolio Company - General

Item 9.1(c)      Management of Lexington and the Portfolio Company - General

Item 9.1(d) Management of Lexington and the Portfolio Company - Administrative, Accounting, Custody, Transfer Agent, and Registrar Services

Item 9.1(e) Management of Lexington and the Portfolio Company - Administrative, Accounting, Custody, Transfer Agent, and Registrar Services

Item 9.1(f) Management of Lexington and the Portfolio Company - Administrative, Accounting, Custody, Transfer Agent, and Registrar Services

Item 9.1(g)      Not Applicable

Item 9.2(a)      Not Applicable

Item 9.2(b)      Not Applicable

Item 9.2(c)      Not Applicable

Item 9.2(d)      Not Applicable

      The Portfolio Company is managed by Glenwood Capital Investments, L.L.C. (the "Adviser"). The Adviser is an indirect wholly owned subsidiary of Man Group plc, a company listed on the London Stock Exchange, which is a constituent of the FTSE100 Index of leading U.K. companies. Man Group plc is a diversified global financial services firm that engages in a broad spectrum of activities including financial advisory services, asset management activities, sponsoring and managing private investment funds, and engaging in broker-dealer transactions.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES.

ITEM 10.1. CAPITAL STOCK.

      The Portfolio Company is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes.

      The beneficial interest in the Portfolio Company shall be divided into interests. The number of interests in the Portfolio Company shall be unlimited. All interests issued by the Portfolio Company shall be fully paid and nonassessable. Interest holders shall have no preemptive or other rights to subscribe to any additional interests or other securities issued by the Portfolio Company. The managers of the Portfolio Company (the "Managers") shall have full power and authority, in their sole discretion and without obtaining interest holder approval, (a) to issue original or additional interests at such times and on such terms and conditions as they deem appropriate, (b) to establish and to change in any manner interests with such preference, terms of conversion, voting powers, rights, and privileges as the managers may determine (but the Managers may not change interests in a manner materially adverse to the interest holders), (c) to divide or combine the interests in the Portfolio Company into a greater or lesser number, (d) to abolish the Portfolio Company,
(e) to issue interests to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses and (f) to take such other action with respect to the interests as the Managers may deem desirable.

      The Managers shall accept investments from such persons and on such terms as they may from time to time authorize. At the Managers' sole discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the Portfolio Company is authorized to invest. The managers shall have the right to refuse to accept investments in the Portfolio Company at any time without any cause or reason therefor whatsoever. Notwithstanding anything in the Portfolio Company's Limited Liability Company Agreement to the contrary, (a) interests shall be only be issued in a transaction or transactions not requiring registration under the 1933 Act and (b) the Portfolio Company shall not at any time have more than 100 interest holders. In determining the number of interest holders of the Portfolio Company, a person owning an interest through a partnership, grantor trust or S corporation (a "flow-through entity") shall be counted as an interest holder if substantially all the value of that person's interest in the flow-through entity is attributable to that series and a principal purpose for using a tiered structure was to satisfy the 100-interest holder condition. The managers shall impose such other limitations on investments in the Portfolio Company as are necessary to avoid having the Portfolio Company treated as a "publicly traded partnership" within the meaning of Section 7704 of the Code.

      The Portfolio Company may be terminated by a majority vote of interest holders of the Portfolio Company or the Managers by written notice to the interest holders.

      The Managers may, without interest holder approval, cause the Portfolio Company to merge or consolidate with or into any other entity or entities. Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Managers, and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

      The Managers may, without the prior consent or vote of the interest holders, (i) cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction or any other trust, partnership, association, or other organization (each, a "successor entity") to take over all of the Portfolio Company property or assets or to carry on any business in which the Portfolio Company shall directly or indirectly have any interest, (ii) sell, convey, and transfer Portfolio Company property or assets to any such successor entity in exchange for the equity interests thereof or otherwise and (iii) lend money to, subscribe for the equity interests in, and enter into any contracts with, any such successor entity.

ITEM 10.2. LONG-TERM DEBT.

      Not applicable.

ITEM 10.3. GENERAL.

      Not applicable.

ITEM 10.4. TAXES.

      Information on the taxation of the Portfolio Company is incorporated by reference from the section titled "Taxes" in Lexington's prospectus included in Lexington's Registration Statement on Form N-2.

ITEM 10.5. OUTSTANDING SECURITIES.

      See Item 28 of Part C of this Registration Statement.

ITEM 10.6. SECURITIES RATINGS.

      Not applicable.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES.

      Not applicable.

ITEM 12. LEGAL PROCEEDINGS.

      Not applicable.

ITEM 13. TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

      Not applicable.

                                     PART B

      Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

      Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from Lexington's Registration Statement on Form N-2 (1933 Act File No. 333-97919 and 1940 Act File No. 811-21173), as filed with the SEC on January 23, 2003 ("Lexington's Registration Statement on Form N-2").

ITEM 14. COVER PAGE.

      Not applicable.

ITEM 15. TABLE OF CONTENTS.

      Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY.

      Not applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES.

      Part A contains basic information about the investment objective, policies and limitations of the Portfolio Company. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Portfolio Company.

      Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Portfolio Company, the types of securities bought and investment techniques used by the Portfolio Company and certain risks attendant thereto, as well as other information on the Portfolio Company's investment programs, is incorporated by reference from the section titled "Investment Program" in Lexington's prospectus and from the section titled "Investment Policies and Practices" in Lexington's statement of additional information included in Lexington's Registration Statement on Form N-2.

ITEM 18. MANAGEMENT.

      Information about the managers and officers of the Portfolio Company, their roles in the management of the Portfolio Company, the compensation of the Managers, and the committees of the Portfolio Company is incorporated by reference from the section titled "Management of Lexington and the Portfolio Company" and from the section titled "Board of Managers" in Lexington's statement of additional information in Lexington's prospectus included in Lexington's Registration Statement on Form N-2.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

      Lexington will invest substantially all of its assets in the Portfolio Company. Because Lexington may at that time be deemed to control the Portfolio Company, Lexington may take actions affecting the Portfolio Company without the approval of any other investor. The addition of other investors in the Portfolio Company may alter Lexington's potential ability to control the Portfolio Company.

      Lexington has informed the Portfolio Company that whenever it is requested to vote on any proposal of the Portfolio Company, it will hold a meeting of shareholders and will cast its vote as instructed by its shareholders. It is anticipated that any other investors in the Portfolio Company would follow the same or a similar practice.

      The address of Lexington is the same as that of the Portfolio Company.

      Currently, Lexington Associates I, L.P. may be considered to control Registrant. Registrant and Man-Glenwood Lexington, LLC may be considered to be under common control.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES.

      Information on the investment management and other services provided for or on behalf of the Portfolio Company is incorporated herein by reference from the section titled "Management of Lexington and the Portfolio Company" in the Fund's prospectus included in Lexington's Registration Statement on Form N-2. The following list identifies the specific sections in Lexington's prospectus or statement of additional information under which the information required by Item 20 of Form N-2 may be found; each section is incorporated herein by reference.

Item 20.1(a)     Prospectus - Management of Lexington and the Portfolio Company
                 - General

Item 20.1(b)     Prospectus - Management of Lexington and the Portfolio Company
                 - General

Item 20.1(c)     Prospectus - Management of Lexington and the Portfolio Company
                 - General

Item 20.2        Prospectus - Management of Lexington and the Portfolio Company
                 - General

Item 20.3        Not Applicable

Item 20.4        Prospectus - Management of Lexington and the Portfolio Company
                 - Administrative, Accounting, Custody, Transfer Agent, and Registrar Services

Item 20.5        Not Applicable

Item 20.6        Prospectus - Management of Lexington and the Portfolio Company
                 - Administrative, Accounting, Custody, Transfer Agent, and Registrar

                 Services; Statement of Additional Information - Accountants and Legal Counsel

Item 20.7        Statement of Additional Information - Accountants and Legal
                 Counsel

Item 20.8        Not Applicable

ITEM 21. BROKERAGE ALLOCATION AND OTHER PRACTICES.

      A description of the Portfolio Company's brokerage allocation and other practices is incorporated herein by reference from the section titled "Brokerage" in Lexington's prospectus included in Lexington's Registration Statement on Form N-2.

ITEM 22. TAX STATUS.

      Information on the taxation of the Portfolio Company is incorporated by reference from the section titled "Taxes" in Lexington's prospectus and from the section titled "Tax Aspects" in Lexington's statement of additional information included in Lexington's Registration Statement on Form N-2.

ITEM 23. FINANCIAL STATEMENTS.

      The Portfolio Company will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

Financial Statements
For the period from September 24, 2002
(inception) to December 31, 2002 and
Independent Auditors' Report

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
-------------------------------------------------------------------------------




INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS:

   Schedule of Investments in Hedge Funds

   Statement of Assets, Liabilities and Member's Capital - Net Assets

   Statement of Operations

   Statement of Changes in Member's Capital - Net Assets

   Statement of Cash Flows

   Notes to Financial Statements

INDEPENDENT AUDITORS' REPORT


To the Board of Managers and
Member of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets, liabilities and member's capital - net assets of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") including the schedule of investments in hedge funds, as of December 31, 2002, and the related statements of operations, changes in member's capital-net assets, and cash flows for the period September 24, 2002 (inception) to December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in hedge funds as of December 31, 2002, by correspondence with management of the underlying hedge funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2002, and the results of its operations, changes in member's capital - net assets, and its cash flows for the period then ended in conformity with accounting principles generally accepted in the United States of America.


January 21, 2003

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS IN HEDGE FUNDS
DECEMBER 31, 2002
--------------------------------------------------------------------------------


             HEDGE FUND                              COST        FAIR VALUE         %
Castlerigg Partners, L.P.                        $  2,668,166   $  2,731,432          14.14
Catequil Partners, L.P.                               303,161        308,816           1.60
Cerberus Partners, L.P.                             1,395,579      1,485,893           7.69
KiCap Network Fund, L.P.                            1,412,162      1,449,070           7.50
Lydian Partners II, L.P.                            1,792,737      1,986,918          10.28
Miramar Capital Partners, L.P.                        814,571        800,536           4.14
Royal Coachman, L.P.                                  278,001        283,870           1.47
Satellite Fund II, L.P.                             2,003,709      2,087,152          10.80
Spring Point Institutional Partners, L.P.           2,228,969      2,268,784          11.74
Styx Partners, L.P.                                 2,896,414      2,976,829          15.41
Thales Fund, L.P.                                     321,258        320,418           1.66
UBS Global Equity Arbitrage, LLC                    1,940,636      2,028,146          10.50
Walker Smith Capital QP, L.P.                         661,970        675,885           3.50
                                                 ------------   ------------   ------------

Total                                            $ 18,717,333     19,403,749         100.43
                                                 ============

Less liabilities                                                     (83,415)         (0.43)
                                                                ------------   ------------

Member's capital - net assets                                   $ 19,320,334         100.00
                                                                ============   ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBER'S CAPITAL -- NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------


ASSETS-
  Investments in hedge funds - at fair value (cost - $18,717,333)        $ 19,403,749

LIABILITIES-
  Management fee payable                                                       83,415
                                                                         ------------

NET ASSETS                                                               $ 19,320,334
                                                                         ============

MEMBER'S CAPITAL - NET ASSETS:
  Represented by:
    Capital contributions                                                $ 18,717,333
    Accumulated undistributed net investment income/(loss)                    (83,415)
    Accumulated net unrealized appreciation on investments                    686,416
                                                                         ------------

MEMBER'S CAPITAL - NET ASSETS                                            $ 19,320,334
                                                                         ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 24, 2002 (INCEPTION) TO DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME                                                        $       0

EXPENSES-
  Management fees                                                           83,415
                                                                         ---------

NET INVESTMENT LOSS                                                        (83,415)

UNREALIZED GAIN ON INVESTMENTS - NET
  Net change in unrealized appreciation on investments                     686,416
                                                                         ---------

INCREASE IN MEMBER'S CAPITAL DERIVED FROM
  INVESTMENT ACTIVITIES                                                  $ 603,001
                                                                         =========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CHANGES IN MEMBER'S CAPITAL - NET ASSETS
FOR THE PERIOD SEPTEMBER 24, 2002 (INCEPTION) TO DECEMBER 31, 2002
--------------------------------------------------------------------------------

INCREASE/DECREASE IN MEMBER'S CAPITAL - NET ASSETS
    FROM INVESTMENT ACTIVITIES:
      Net investment loss                                                $    (83,415)
      Net change in unrealized appreciation on investments                    686,416
                                                                         ------------

             Net increase in member's capital derived from
               investment activities                                          603,001

    MEMBER'S CAPITAL TRANSACTIONS:
      Capital contributions                                                18,717,333

    MEMBER'S CAPITAL - NET ASSETS Beginning of period                               0
                                                                         ------------

    MEMBER'S CAPITAL - NET ASSETS End of period                          $ 19,320,334
                                                                         ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE PERIOD SEPTEMBER 24, 2002 (INCEPTION) TO DECEMBER 31, 2002
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Increase in member's capital - net assets derived from investment activities     $    603,001
  Net change in unrealized appreciation on investments                                 (686,416)
  Adjustments to reconcile net increase in member's capital derived from investment activities to net cash used in operating activities:
    Increase in management fee payable                                                   83,415
                                                                                   ------------

           Net cash used in operating activities                                              0

  Cash - Beginning of period                                                                  0
                                                                                   ------------

  Cash - End of period                                                             $          0
                                                                                   ============

SUPPLEMENTAL NON-CASH INFORMATION:
Non-cash contribution of investments in hedge funds                                $ 18,717,333
                                                                                   ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------


1.       ORGANIZATION

         Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a newly formed Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

         The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among hedge funds and other pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle.

         Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         Lexington Associates I, L.P. ("Lexington"), a similar fund managed by the Adviser, is the Company's sole member at December 31, 2002. At October 1, 2002, Lexington made a non-cash contribution of hedge funds with a fair value of $18,717,333 in exchange for its interest in the Company (see Note 3). Additional non-cash contributions of hedge funds as well as cash contributions from Lexington are anticipated in 2003.

         The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2005, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend any subscription at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by Members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS IN HEDGE FUNDS - The Company's Board of Managers values investments in hedge funds in good faith at the Company's pro rata interest in the net assets of these entities. Investments held by these funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisors of the respective underlying funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these funds. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment cost when identified by the investment funds as a return of capital.

         Gains and losses from investments in hedge funds, which are net of all fees and allocations to the investment advisors of the funds, are reflected as net gains (losses) from investments in funds in the statement of operations. For the period ended December 31, 2002, there were no realized gains and losses from investments in hedge funds.

         FUND EXPENSES - The Company pays the Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Management Fee was payable beginning on October 1, 2002. Through December 31, 2002, the management fee includes all costs and expenses related to the portfolio, including legal, accounting and other professional fees. In 2003, the Company will bear all expenses incurred in its business and operations other than those specifically required to be borne by the Advisor in addition to the 1.75% fee discussed above. These costs include, but are not limited to: all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal, accounting and other professional fees incurred on behalf of the Company; fees payable to various service providers pursuant to their relevant agreements and other types of expenses as may be approved from time to time by the Company's Board of Managers (see Note 7).

         TAXES - Federal income taxes have not been provided for by the Company as each member is individually liable for the taxes, if any, on its share of the Company's taxable income items including capital gains, interest, dividends, and deductions.

         The Company may be subject to Illinois replacement tax. The amount of Illinois replacement tax is dependent upon the allocation of taxable income reported to the Company by the underlying investments in funds.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.       SECURITIES TRANSACTIONS

         The sole Member made a non-cash contribution on October 1, 2002. Investments in hedge funds with a value of $18,717,333 were transferred to the Company at fair value. No further investment purchases or sales were made in the period October 1, 2002 (inception) to December 31, 2002. At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized appreciation on investments was $686,416, consisting of $701,291 gross unrealized appreciation and $14,875 gross unrealized depreciation.

4.       INVESTMENTS IN HEDGE FUNDS

         The Company has the ability to liquidate its investments, periodically, ranging from monthly to annually, depending on the provisions of the respective underlying fund's governing agreements. Contribution requirements may also vary based on each fund's governing agreements. Investment advisors of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon profits earned by the Company. These fees are deducted directly from the trading account or fund investment balance in accordance with a governing agreement. During the period ended December 31, 2002, fees for these services ranged from 0% to 2.0% annually for management fees and 20% to 25% for incentive fees and allocations.

         Investments in hedge funds are generally illiquid in nature. Investment funds may have withdrawal restrictions such that withdrawals may only be requested at a specified date, monthly, quarterly or annually and may have lock-up provisions for longer terms.

         All portfolio hedge funds are United States enterprises.

5.       DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

         At December 31, 2002, the Company had no direct commitments to purchase or sell securities, financial instruments or commodities relating to forward or futures contracts. The Company's operating activities involve trading, including indirectly through its investments in hedge funds, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in hedge funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets, liabilities and member's capital - net assets.

6.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:


                                                             FOR THE PERIOD
                                                         SEPTEMBER 24, 2002 TO
                                                           DECEMBER 31, 2002
                                                         ---------------------
Net assets, end of period                                     $ 19,320,334
Ratio of net investment loss to average net assets                   (0.44)%
Ratio of expenses to average net assets*                             (1.75)%
Total return                                                          3.22%



* Annualized

7.       SUBSEQUENT EVENTS

         SEI Investments Global Funds Services ("SEI") will act as the Company's fund accounting agent, transfer agent, and registrar. Their appointment was approved at a meeting of the Board of Managers on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") will serve as the Company's custodian and will maintain custody of the Company's assets. Expense for these services will be incremental to the management fee.




                                     ******

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, L.L.C.

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------


Information pertaining to the Board of Managers of the Company is set forth below.


                                     POSITION(S)                                                   NUMBER OF      OTHER
                                        HELD         TERM OF OFFICE AND    PRINCIPAL OCCUPATION    PORTFOLIOS  DIRECTORSHIPS
   NAME, AGE AND ADDRESS             WITH FUND     LENGTH OF TIME SERVED   DURING PAST 5 YEARS     OVERSEEN        HELD
Frank C. Meyer, 59                    President   Perpetual until          Chairman of Glenwood,      Two*     Quality Systems Inc.
Glenwood Capital Investments, L.L.C.  Manager     resignation or removal   the investment
123 N. Wacker Drive, 28th Floor                   Manager since 10/1/2002  adviser to the Fund
Chicago, Illinois 60606

John M. Kelly, 56                     Manager     Perpetual until          Sales and marketing of     Two*     None
Man Investments Inc.                              resignation or removal   hedge funds for the
123 N. Wacker Drive, 28th Floor                   Manager since 10/1/2002  Man Group plc
Chicago, Illinois 60606

Dale M. Hanson, 60                    Manager     Perpetual until          Principal/partner of       Two*     Quality Systems Inc.
c/o Man-Glenwood Lexington                        resignation or removal   American Partners
Associates Portfolio, LLC                         Manager since 1/20/2003  Consulting, a
123 N. Wacker Drive, 28th Floor                                            marketing organization
Chicago, Illinois 60606

Robert W. Doede, 62                   Manager     Perpetual until          Currently retired          Two*     None
c/o Man-Glenwood Lexington                        resignation or removal   Previously acted as
Associates Portfolio, LLC                         Manager since 1/20/2003  chairman of Centurion
123 N. Wacker Drive, 28th Floor                                            Capital Group Inc.
Chicago, Illinois 60606

Marvin L. Damsma, 56                  Manager     Perpetual until          Director of Trust          Two*     None
c/o Man-Glenwood Lexington                        resignation or removal   Investments for
Associates Portfolio, LLC                         Manager since 1/20/2003  BP America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

* Man-Glenwood Lexington Associates Portfolio, LLC is the master fund with Man-Glenwood Lexington, LLC as the feeder fund.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(1)   Financial Statements:

      Included in Part A:

            Performance Information.

      Included in Part B:

            Financial Statements.

(2)   Exhibits:

      (a) Limited Liability Company Agreement, dated as of September 24, 2002 - filed herewith.

      (b)   Not applicable.

      (c)   Not applicable.

      (d)   Not applicable.

      (e)   Not applicable.

      (f)   Not applicable.

      (g) Investment Advisory Agreement dated January 20, 2003 - filed herewith.

      (h)   Not applicable.

      (i)   Not applicable.

      (j)   (i)   Custodian Services Agreement dated January 20, 2003 - filed herewith.

            (ii)  Escrow Agreement dated January 20, 2003 - filed herewith.

      (k)   (i)   Administration Agreement dated January 20, 2003 - filed
                  herewith.

            (ii)  Expense Limitation Agreement filed herewith.

      (l)   Not applicable.

      (m)   Not applicable.

      (n)   (i)   Opinion and Consent of Kirkpatrick & Lockhart LLP on tax
                  matters - filed herewith.

            (ii)  Consent of Independent Auditors - filed herewith.

      (o)   Not applicable.

      (p)   Agreement Regarding Provision of Initial Capital - filed herewith.

      (q)   Not applicable.

      (r) Code of Ethics - Incorporated by reference to Lexington's Registration Statement on Form N-2 (1933 Act File No. 333-97919 and 1940 Act File No. 811-21173), as filed with the SEC on January 22, 2003.

      (s)   Power of Attorney - filed herewith.

ITEM 25. MARKETING ARRANGEMENTS.

      Not applicable.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION.

      Not applicable.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL.

      None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES.

      Set forth below is the number of record holders as of January 20, 2003 of each class of securities of the Registrant:

                         Title of Class                                         Number of Record Holders
                         --------------                                         ------------------------
   Limited Liability Company Interests, par value $0.01 per share........                  1

ITEM 29. INDEMNIFICATION.

      Reference is made in the provisions of Registrant's limited liability company agreement filed as Exhibit 2(a)(ii) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to managers, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such managers, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

      Reference is made to: (i) the information set forth above under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; and (ii) the Form ADV of Glenwood Capital Investments, L.L.C. (the "Adviser") (File No. 801-58047) filed with the Commission, which is incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS.

      All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, SEI Private Trust Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456 and, SEI Investments Global Funds Services, at the same address, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the Adviser or of the Administrator. The offices of the Adviser are located at 123 N. Wacker Drive, 28th Floor, Chicago, Illinois, 60606. The Adviser's telephone number is 312-881-6500. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser.

ITEM 32. MANAGEMENT SERVICES.

      Not applicable.

ITEM 33. UNDERTAKINGS.

      Not applicable.

                                   SIGNATURES
      Pursuant to requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Chicago and The State of Illinois, on the 24th day of January 2003.

                            MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

                            By:   /s/ Frank C. Meyer
                                  ________________________
                                  Frank C. Meyer
                                  President

      This Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                        Title                         Date
---------                        -----                         ----
  /s/ Frank C. Meyer             President, Principal          January 24, 2003
__________________________       Executive Officer, and
  Frank C. Meyer                 Manager

 /s/ Alicia Derrah               Treasurer and Principal       January 24, 2003
__________________________       Financial and
  Alicia Derrah                  Accounting Officer

 /s/ John M. Kelly               Manager                       January 24, 2003
__________________________
  John M. Kelly

 /s/ Marvin Damsma               Manager                       January 24, 2003
__________________________
  Marvin Damsma

 /s/ Robert W. Doede             Manager                       January 24, 2003
__________________________
  Robert W. Doede

/s/ Dale M. Hanson               Manager                       January 24, 2003
__________________________
  Dale M. Hanson


By:  /s/ Steven Zoric
    ______________________
    Steven Zoric
    (as attorney in fact)

        EXHIBIT INDEX


   Exhibit No.     Description of Exhibit

        (a)        Limited Liability Company Agreement, dated as of September
                   24, 2002

        (g)        Investment Advisory Agreement dated January 20, 2003

      (j)(i)       Custodian Services Agreement dated January 20, 2003

      (j)(ii)      Escrow Agreement dated January 20, 2003

      (k)(i)       Administration Agreement dated January 20, 2003

      (k)(ii)      Expense Limitation Agreement.
      (n)(i) Opinion and Consent of Kirkpatrick & Lockhart LLP on tax matters - filed herewith.

      (n)(ii)      Consent of Independent Auditors - filed herewith.

        (p)        Agreement Regarding Provision of Initial Capital

        (s)        Power of Attorney